Note 7 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
7.	Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of January 1, 2013, and changes during the six month period ended June 30, 2013, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2013	626,400	$1,000,674
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2013	626,400	$1,000,674

As of June 30, 2013, there was $324,321 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted.  The unvested compensation expense is based on the closing stock price of $1.04 on June 30, 2013 used for the valuation of the shares awarded to non-employees. That cost is expected to be recognized over a weighted-average period of 0.82 year. The share based compensation recognized relating to the unvested shares was $367,429 for the six month periods ending June 30, 2013 (June 30, 2012: $326,496 )  and is included in general and administrative expenses.